UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGRX Global Real Estate Fund –
.
PAGEX Global Real Estate Fund–
.
Advisor  Class
TIRGX Global Real Estate Fund–
.
I Class

T. ROWE PRICE Global Real Estate Fund
HIGHLIGHTS
The Global Real Estate Fund produced negative results in 2022 during a difficult environment for the real estate sector. The fund trailed its benchmark and its
Lipper peer group index.
Stock selection in the U.S. was the largest detractor from the fund’s results, while underweight positions in Germany and Sweden were beneficial.
The fund’s largest positions at the end of the period were in the apartment/
residential, industrial, self-storage, and lodging/leisure segments.
We remain focused on real estate companies with solid balance sheets that we believe can navigate a rising rate environment and can manage potential refinancing headwinds.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Real Estate Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Global Real Estate Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Real Estate Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term growth through a combination of capital appreciation and current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Real Estate Fund returned -26.29% for the 12 months ended
December 31, 2022. The fund underperformed the FTSE EPRA/NAREIT
Developed Real Estate Index Net and its Lipper peer group index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
On December 15, 2022, your
fund’s Board of Directors
declared a fourth-quarter
dividend of $0.0691 per share
to shareholders of record on
that day, which was paid on
December 19 (distributions
may vary for the fund’s
Advisor and I Class shares).
You should have received
your check or statement
reflecting this distribution.
This brings total distributions
for the year to $0.321 per
share; however, a portion
of this amount has been reclassified as capital gains for tax purposes. Please remember to use your IRS Form 1099-DIV, not your year-end T. Rowe Price account statement, for tax filing purposes in order to accurately reflect the reclassification of a portion of the fund’s income distribution.
What factors influenced the fund’s performance?
Global real estate stocks, as represented by the FTSE EPRA/NAREIT
Developed Real Estate Index Net, produced negative results in 2022 as central banks aggressively raised interest rates to address high inflation.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Global Real Estate Fund –
.
-5.28% -26.29%
Global Real Estate Fund–
.
Advisor  Class -5.41 -26.42
Global Real Estate Fund–
.
I  Class -5.16 -26.10
FTSE EPRA/NAREIT
Developed Real Estate
Index Net -5.52 -25.09
Lipper Global Real Estate
Index -6.01 -25.28

T. ROWE PRICE Global Real Estate Fund

Results in the benchmark were mostly negative at the country level. Hong
Kong, Singapore, and Japan held up relatively well, while Germany, Sweden, and the UK were among the weakest performers. The U.S., which makes up about 60% of the global real estate benchmark, slightly underperformed the index.
Within the portfolio, stock selection in the U.S. was the largest detractor from relative results. Our lack of exposure to some higher-yielding names, such as Vici Properties and triple net real estate investment trusts (REITs) Realty
Income and W.P. Carey, hurt performance, as these stocks held up better than lower-yielding real estate in a rising interest rate environment. We did not have exposure to triple net companies, where leaseholders pay maintenance, insurance, and taxes, given our focus on owning commercial real estate where more value is derived from the location of properties.
Stock selection in Singapore and Australia also held back results. In Singapore, our position in Digital Core REIT, which operates data centers in the U.S. and
Canada, underperformed due to concerns about the higher cost of financing, while our position in Australia’s Goodman Group, a premier industrial REIT, detracted amid negative sentiment in the industrial sector. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
On the positive side, our underweight allocations to Germany and Sweden helped returns as the countries were the weakest performers in the benchmark.
German real estate underperformed amid concerns about the government’s rent control policies as well as the high levels of leverage maintained by some companies. Meanwhile, Swedish real estate stocks struggled amid a backdrop of high inflation, slowing growth, and a hawkish central bank.
How is the fund positioned?
We invest primarily in developed markets and seek to have broad geographic exposure while avoiding large country bets. We have remained focused on companies with quality properties, strong management teams, and solid balance sheets.
The fund retained a significant investment in the U.S., which is the largest and most mature market within the commercial real estate universe. Prologis, an industrial property landlord with significant global scale, remained the portfolio’s largest holding. We believe that the company is well positioned to benefit from supply chain reconfiguration and growth in e-commerce, and its focus on faster-growing markets could drive above-average rental growth.

T. ROWE PRICE Global Real Estate Fund

In the senior housing segment, we initiated a position in Ventas, which was our largest purchase since our last shareholder letter six months ago. We believe the company is well positioned to benefit from the demographic tailwind of an aging population. We also started a position in SBA Communications, a large cell tower operator that, in our view, should benefit in a slowing economy from its relatively secure revenue streams.
We have a significant weighting in Japan. We believe Japanese real estate stocks should benefit from a lifting of coronavirus-related travel restrictions.
In addition, relatively low interest rates and dividend yields that offer an attractive premium relative to government bonds could be supportive. Mitsui
Fudosan is our largest position in the country. The company, which develops and owns numerous office, housing, and retail properties, has made progress in improving shareholder returns via dividends, share buybacks, and removal of cross-holding shares.
We also have notable positions in the UK and Hong Kong. Student housing provider Unite Group represents our largest position in the UK, based on our view that the company could benefit from a limited supply of residential housing. Pound weakness could also lead to increasing demand as UK tuition fees become more attractive compared with other markets. In Hong
Kong, Sun Hung Kai, a property developer and commercial landlord, is our largest position. We believe the company should benefit from an easing of
COVID restrictions on the mainland given its exposure to office, retail, and residential assets.
We adjusted our positioning in Canada during the period. We eliminated the portfolio’s position in Summit Industrial Income REIT after it accepted a takeover offer that valued the company at a 30% premium from where shares had been trading, and we initiated positions in Granite Real Estate Investment
Trust, which is focused on industrial properties, and StorageVault Canada, the country’s largest owner of self-storage facilities.

T. ROWE PRICE Global Real Estate Fund

As shown in the Industry
Diversification chart, our largest
positions are in the apartment/
residential, industrial, self-storage,
and lodging/leisure property types,
which made up about 56% of the
portfolio at the end of the period.
What is portfolio
management’s outlook?
With the Federal Reserve tightening
monetary policy and interest rates
likely to remain high, we continue
to be defensively positioned with
sector overweights in self-storage,
industrial, residential, and cell
towers. We remain focused on
companies with solid balance sheets
that we believe can navigate a rising
rate environment and can manage
potential refinancing headwinds.
We are also maintaining our overweight position in hotels given that a pickup in business travel from a low base can offset any potential weakness in leisure travel over the next 12 months. Hotels in Japan and China should also benefit from a reopening of borders, and we have exposure to hotel companies in both these markets. Additionally, we own several global hotel brands, which should benefit from China’s reopening.
We see pockets of attractive value particularly within coastal apartment REITs in North America, which continue to benefit from a return to office and low supply in several key cities. We also have a significant position in single-family residential REITs, where a tight housing market and a stickier customer base should underpin solid rental growth.
Industrial warehouses is one of our biggest subsector overweights; several cities, such as Shanghai, Sydney, Los Angeles, and Hong Kong, have a scarcity of city center industrial land, leading to above-average rental growth. Additionally, consumer preferences for same-day or next-day delivery has led to high demand for prime locations. We also have exposure to cell tower companies given the defensive nature of the business model, which includes predictable annual price escalators.
INDUSTRY DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Apartment/Residential 21.7% 18.8%
Industrial 18.2  18.4
Self-Storage 8.6  9.9
Lodging/Leisure 8.2  9.3
Regional Mall 5.5  8.7
Healthcare 7.3  7.5
Diversified 6.5  6.9
Data Centers 6.9  6.6
Office 10.0  5.5
Shopping Center 4.5  3.6
Infrastructure 0.9  2.1
Other and Reserves 1.7  2.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Real Estate Fund

Self-storage is another sector we are positive on given relatively resilient demand driven by customers’ life events, and the length of rentals continues to increase with supply building slower than expected. Self-storage landlords can also reset rents ahead of inflation since rates are adjusted on a weekly or monthly basis. While work from home will continue to be an obstacle for office demand, we selectively own Grade A office landlords in supply-constrained cities such as Hong Kong, Singapore, and London. In cities such as London we are already seeing a green premium for Grade A environmentally friendly office buildings versus Grade B assets.
We believe investing in the global real estate market offers a potential buffer against rising inflation, especially given our focus on subsectors that have pricing power driven by improving demand or falling supply. Additionally, we expect to see a continued divergence in performance between high-
quality Grade A real estate versus Grade B assets. We believe our well-located real estate holdings with solid balance sheets are positioned to benefit from these trends.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Real Estate Fund

RISKS OF INVESTING
The fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. Due to its concentration in the real estate industry, the fund’s share price could be more volatile than that of a fund with a broader investment mandate. Trends perceived to be unfavorable to real estate, such as changes in the tax laws or rising interest rates, could cause a decline in share prices.
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the
U.S. dollar, which reduces the dollar value of securities denominated in that currency.
BENCHMARK INFORMATION
Note: FTSE is a trademark of the LSE Group and is used by FTSE International
Limited ("FTSE") under license. "NAREIT" is a trademark of the Nareit. All rights in the FTSE EPRA/NAREIT Developed Real Estate Index Net (the
“Index”) vest in FTSE and Nareit. Neither FTSE, nor the LSE Group, nor Nareit
accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the FTSE or Nareit is permitted without the relevant FTSE’s express written consent. FTSE, the LSE Group, and Nareit do not promote, sponsor or endorse the content of this communication.

T. ROWE PRICE Global Real Estate Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global Real Estate Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Prologis 6.8%
Equinix 6.0
Public Storage 4.4
Simon Property Group 3.6
Mitsui Fudosan 2.7
AvalonBay Communities 2.6
Alexandria Real Estate 2.6
Equity Residential 2.6
Equity LifeStyle Properties 2.6
CubeSmart 2.5
Welltower 2.5
Ventas 2.4
Regency Centers 2.3
Rexford Industrial Realty 2.3
American Homes 4 Rent 2.2
Sun Hung Kai Properties 2.1
Goodman Group 2.1
CapitaLand Integrated Commercial Trust 2.0
Hongkong Land Holdings 1.9
Terreno Realty 1.8
Warehouses de Pauw SCA 1.7
Wharf Real Estate Investment 1.7
Hilton Worldwide Holdings 1.6
Scentre 1.5
Industrial & Infrastructure Fund Investment 1.4
Total 65.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Real Estate Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL REAL ESTATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Global Real Estate Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Real Estate Fund –
.
-26.29% 0.81% 3.11% – –
Global Real Estate Fund–
.
Advisor  Class -26.42 0.61 2.95 – –
Global Real Estate Fund–
.
I  Class -26.10 1.05 – 2.46% 11/29/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0.03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Real Estate Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Real Estate Fund 1.22%
Global Real Estate Fund–Advisor Class 1.43
Global Real Estate Fund–I Class 0.99
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Real Estate Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL REAL ESTATE FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $947.20 $4.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.42   4.84
Advisor Class
Actual   1,000.00   945.90   5.64
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.41   5.85
I Class
Actual   1,000.00   948.40   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.48   3.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.95%,
the
2
Advisor Class was 1.15%, and the
3
I Class was 0.74%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22.71 $ 19.08 $ 20.50 $ 17.87 $ 20.48
Investment activities
Net investment income
(1)(2)
0.25 0.26 0.29 0.35 0.47
Net realized and unrealized gain/
loss (6.20) 5.14 (1.15) 3.76 (1.95)
Total from investment activities (5.95) 5.40 (0.86) 4.11 (1.48)
Distributions
Net investment income (0.16) (0.39) (0.40) (0.48) (0.55)
Net realized gain (0.68) (1.38) (0.16) (1.00) (0.58)
Tax return of capital (0.13) — — — —
Total distributions (0.97) (1.77) (0.56) (1.48) (1.13)
NET ASSET VALUE
End of period $ 15.79 $ 22.71 $ 19.08 $ 20.50 $ 17.87

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(26.29)% 28.80% (3.92)% 23.30% (7.43)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.38% 1.22% 1.20% 1.10% 1.12%
Net expenses after waivers/
payments by Price Associates 0.95% 0.95% 0.95% 0.95% 0.97%
Net investment income 1.31% 1.19% 1.60% 1.73% 2.35%
Portfolio turnover rate 50.7% 43.8% 39.6% 27.9% 16.4%
Net assets, end of period (in
thousands) $52,103 $107,562 $86,646 $113,400 $100,585
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22.50 $ 18.92 $ 20.34 $ 17.74 $ 20.34
Investment activities
Net investment income
(1)(2)
0.22 0.22 0.27 0.32 0.44
Net realized and unrealized gain/
loss (6.14) 5.09 (1.16) 3.72 (1.95)
Total from investment activities (5.92) 5.31 (0.89) 4.04 (1.51)
Distributions
Net investment income (0.15) (0.35) (0.37) (0.44) (0.51)
Net realized gain (0.68) (1.38) (0.16) (1.00) (0.58)
Tax return of capital (0.12) — — — —
Total distributions (0.95) (1.73) (0.53) (1.44) (1.09)
NET ASSET VALUE
End of period $ 15.63 $ 22.50 $ 18.92 $ 20.34 $ 17.74

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(26.42)% 28.54% (4.13)% 23.06% (7.63)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.49% 1.43% 1.45% 1.34% 1.33%
Net expenses after waivers/
payments by Price Associates 1.15% 1.15% 1.15% 1.15% 1.15%
Net investment income 1.19% 1.04% 1.50% 1.56% 2.21%
Portfolio turnover rate 50.7% 43.8% 39.6% 27.9% 16.4%
Net assets, end of period (in
thousands) $4,133 $6,509 $6,355 $12,164 $13,420
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22.81 $ 19.14 $ 20.52 $ 17.87 $ 20.47
Investment activities
Net investment income
(1)(2)
0.34 0.31 0.32 0.40 0.48
Net realized and unrealized gain/
loss (6.26) 5.16 (1.14) 3.76 (1.91)
Total from investment activities (5.92) 5.47 (0.82) 4.16 (1.43)
Distributions
Net investment income (0.20) (0.42) (0.40) (0.51) (0.59)
Net realized gain (0.68) (1.38) (0.16) (1.00) (0.58)
Tax return of capital (0.16) — — — —
Total distributions (1.04) (1.80) (0.56) (1.51) (1.17)
NET ASSET VALUE
End of period $ 15.85 $ 22.81 $ 19.14 $ 20.52 $ 17.87

T. ROWE PRICE Global Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(26.10)% 29.09% (3.72)% 23.59% (7.20)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.07% 0.98% 0.97% 0.90% 0.89%
Net expenses after waivers/
payments by Price Associates 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income 1.84% 1.42% 1.80% 1.96% 2.44%
Portfolio turnover rate 50.7% 43.8% 39.6% 27.9% 16.4%
Net assets, end of period (in
thousands) $26,125 $11,965 $10,006 $12,632 $15,570
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Real Estate Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.6%
Common Stocks 3.6%
Goodman Group  147,147 1,731
Scentre Group  618,643 1,204
Total Australia (Cost
$2,449
)
2,935
BELGIUM 3.1%
Common Stocks 3.1%
Shurgard Self Storage  25,247 1,158
Warehouses De Pauw  48,296 1,383
Total Belgium (Cost
$2,499
)
2,541
CANADA 3.1%
Common Stocks 3.1%
Canadian Apartment Properties REIT  32,032 1,010
Granite Real Estate Investment Trust  16,790 856
StorageVault Canada  155,200 690
Total Canada (Cost
$2,700
)
2,556
CHINA 0.8%
Common Stocks 0.8%
H World Group (HKD)  151,370 645
Total China (Cost
$591
)
645
FINLAND 1.3%
Common Stocks 1.3%
Kojamo  70,945 1,049
Total Finland (Cost
$733
)
1,049
FRANCE 0.6%
Common Stocks 0.6%
Gecina  5,055 515
Total France (Cost
$457
)
515
HONG KONG 5.7%
Common Stocks 5.7%
Hongkong Land Holdings (USD)  336,200 1,547

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Sun Hung Kai Properties  127,500 1,742
Wharf Real Estate Investment  236,000 1,374
Total Hong Kong (Cost
$4,013
)
4,663
JAPAN 10.9%
Common Stocks 10.9%
Hoshino Resorts REIT  153 824
Industrial & Infrastructure Fund Investment  1,020 1,177
Invincible Investment  1,739 674
Katitas  44,000 1,004
Kyoritsu Maintenance  15,400 688
Mitsui Fudosan  121,900 2,228
Mitsui Fudosan Logistics Park  291 1,064
Tokyo Tatemono  60,800 736
Tokyu REIT  349 550
Total Japan (Cost
$8,607
)
8,945
SINGAPORE 3.2%
Common Stocks 3.2%
CapitaLand Integrated Commercial Trust  1,094,100 1,669
Digital Core REIT Management (USD)  932,200 513
Lendlease Global Commercial REIT  854,897 450
Total Singapore (Cost
$2,904
)
2,632
SPAIN 0.8%
Common Stocks 0.8%
Cellnex Telecom  21,286 706
Total Spain (Cost
$859
)
706
UNITED KINGDOM 5.5%
Common Stocks 5.5%
Big Yellow Group  49,260 682
Derwent London  29,827 854
Great Portland Estates  136,465 813
InterContinental Hotels Group  11,285 648
Persimmon  26,924 395
UNITE Group  103,083 1,131
Total United Kingdom (Cost
$4,549
)
4,523

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 58.8%
Common Stocks 58.8%
Acadia Realty Trust, REIT  72,227 1,036
Alexandria Real Estate Equities, REIT  14,731 2,146
American Homes 4 Rent, Class A, REIT  59,223 1,785
Apartment Income REIT, REIT  18,244 626
Apple Hospitality REIT, REIT  60,621 957
AvalonBay Communities, REIT  13,488 2,179
Camden Property Trust, REIT  9,001 1,007
CubeSmart, REIT  50,850 2,047
Douglas Emmett, REIT  24,449 383
Equinix, REIT  7,541 4,940
Equity LifeStyle Properties, REIT  32,533 2,102
Equity Residential, REIT  35,865 2,116
Essex Property Trust, REIT  5,269 1,117
Hilton Worldwide Holdings  10,170 1,285
Kilroy Realty, REIT  10,856 420
Marriott International, Class A  7,497 1,116
Pebblebrook Hotel Trust, REIT  58,130 778
Prologis, REIT  49,441 5,573
Public Storage, REIT  12,804 3,587
Regency Centers, REIT  30,912 1,932
Rexford Industrial Realty, REIT  34,487 1,884
SBA Communications, REIT  3,670 1,029
Simon Property Group, REIT  25,000 2,937
Terreno Realty, REIT  25,604 1,456
Ventas, REIT  44,054 1,985
Welltower, REIT  31,135 2,041
Total United States (Cost
$40,046
)
48,464
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.30%  (1)(2) 1,423,087 1,423
Total Short-Term Investments (Cost $1,423) 1,423
Total Investments in Securities
99.1% of Net Assets
(Cost $71,830) $ 81,597

T. ROWE PRICE Global Real Estate Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 65  ¤   ¤ $ 1,423^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,423.

T. ROWE PRICE Global Real Estate Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $71,830) $ 81,597
Receivable for investment securities sold 560
Dividends receivable 283
Foreign currency (cost $40) 40
Receivable for shares sold 22
Due from affiliates 11
Other assets 161
Total assets 82,674
Liabilities
Payable for shares redeemed 179
Investment management fees payable 50
Payable for investment securities purchased 30
Other liabilities 54
Total liabilities 313
NET ASSETS $ 82,361

T. ROWE PRICE Global Real Estate Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 6,592
Paid-in capital applicable to 5,211,399 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 75,769
NET ASSETS $ 82,361
NET ASSET VALUE PER SHARE
Investor Class
($52,102,900 / 3,298,777 shares outstanding) $ 15.79
Advisor Class
($4,133,344 / 264,382 shares outstanding) $ 15.63
I Class
($26,124,656 / 1,648,240 shares outstanding) $ 15.85

T. ROWE PRICE Global Real Estate Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income (net of foreign taxes of $77) – $ 2,365
Expenses
Investment management 690
Shareholder servicing
Investor Class $ 232
Advisor Class 10
I Class 13 255
Rule 12b-1 fees
Advisor Class 12
Prospectus and shareholder reports
Investor Class 11
I Class 2 13
Custody and accounting 204
Registration 81
Legal and audit 29
Miscellaneous 21
Waived / paid by Price Associates (402)
Total expenses 903
Net investment income 1,462

T. ROWE PRICE Global Real Estate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,208
Foreign currency transactions (15)
Net realized gain 1,193
Change in net unrealized gain / loss
Securities (34,943)
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss (34,945)
Net realized and unrealized gain / loss (33,752)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (32,290)

T. ROWE PRICE Global Real Estate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,462 $ 1,366
Net realized gain 1,193 8,074
Change in net unrealized gain / loss (34,945) 18,853
Increase (decrease) in net assets from operations (32,290) 28,293
Distributions to shareholders
Net earnings
Investor Class (2,879) (7,874)
Advisor Class (212) (490)
I Class (1,313) (884)
Tax return of capital – –
Investor Class (267) –
Advisor Class (30) –
I Class (419) –
Decrease in net assets from distributions (5,120) (9,248)
Capital share transactions
*
Shares sold
Investor Class 12,404 17,662
Advisor Class 902 1,379
I Class 30,578 5,813
Distributions reinvested
Investor Class 3,094 7,592
Advisor Class 242 490
I Class 1,622 847
Shares redeemed
Investor Class (45,033) (20,390)
Advisor Class (1,744) (2,906)
I Class (8,330) (6,503)
Increase (decrease) in net assets from capital share
transactions (6,265) 3,984

T. ROWE PRICE Global Real Estate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (43,675) 23,029
Beginning of period 126,036 103,007
End of period $ 82,361 $ 126,036
*Share information (000s)
Shares sold
Investor Class 638 801
Advisor Class 50 66
I Class 1,479 280
Distributions reinvested
Investor Class 189 348
Advisor Class 15 22
I Class 97 39
Shares redeemed
Investor Class (2,264) (954)
Advisor Class (90) (135)
I Class (453) (317)
Increase (decrease) in shares outstanding (339) 150

T. ROWE PRICE Global Real Estate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has three classes of shares: the Global Real Estate Fund (Investor Class), the Global Real
Estate Fund–Advisor Class (Advisor Class), and the Global Real Estate Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Global Real Estate Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Real Estate Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Real Estate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,464 $ 31,710 $ — $ 80,174
Short-Term Investments 1,423 — — 1,423
Total $ 49,887 $ 31,710 $ — $ 81,597

T. ROWE PRICE Global Real Estate Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than short-term securities aggregated $50,718,000 and $61,715,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 930 $ 2,425
Long-term capital gain 3,474 6,823
Return of capital 716 —
Total distributions $ 5,120 $ 9,248

T. ROWE PRICE Global Real Estate Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 74,311
Unrealized appreciation $ 14,733
Unrealized depreciation (7,445)
Net unrealized appreciation (depreciation) $ 7,288
($000s)
Net unrealized appreciation (depreciation) 7,288
Loss carryforwards and deferrals (837)
Other temporary differences 141
Total distributable earnings (loss) $ 6,592

T. ROWE PRICE Global Real Estate Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed

T. ROWE PRICE Global Real Estate Fund

the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $955,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $183,000 for T. Rowe Price Services, Inc.; and
$2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.95% 1.15% 0.05%
Expense limitation date 04/30/23 04/30/23 04/30/23
(Waived)/repaid during the period ($000s) $(289) $(17) $(96)

T. ROWE PRICE Global Real Estate Fund

accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Real Estate
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Real Estate Fund, Inc. (the "Fund") as
of December 31, 2022, the related statement of operations for the year ended December
31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Real Estate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Real Estate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$197,000 from short-term capital gains
$3,474,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $664,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $10,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$602,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

T. ROWE PRICE Global Real Estate Fund

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Real Estate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Real Estate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Real Estate Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Global Real Estate Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Real Estate Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held Global Real Estate Fund Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Richard N. Clattenburg, CFA (1979)
Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Real Estate Fund

Name (Year of Birth)
Position Held Global Real Estate Fund Principal Occupation(s)
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Vineet Khanna (1989)
Vice President
Employee, T. Rowe Price; formerly, Equity Securities
Associate, LaSalle Investment Management (to
2018)
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Gregg Korondi (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, LaSalle
Investment Management Securities (to 2019)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Raymond A. Mills, Ph.D., CFA (1960)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dante Pearson (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Preeta Ragavan Srinivasan, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kim Tracey (1969)
Vice President
Vice President, T. Rowe Price Group, Inc.; formerly,
Portfolio Manager, Colonial First State Global Asset
Management (to 2018)
Pavel Vedrov (1990)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Real Estate Fund

Name (Year of Birth)
Position Held Global Real Estate Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Charlene Wong  (1992)
Vice President
Employee, T. Rowe Price
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
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T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582611
F173-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,353	$23,471
Audit-Related Fees	-	-
Tax Fees	-	1,893
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023